Equity Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Additional Information on Stock Option Grants And Vesting
The following table summarizes additional information on stock option grants and vesting (in thousands):

	2019 Plan
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Total fair value of stock options granted	$2,293	$9,241
Total fair value of options vested	369	—

The following table summarizes additional information on stock option grants and vesting (in thousands):

	2016 Plan		2019 Plan
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Total fair value of stock options granted	$—	$2,492	$9,241	$974
Total fair value of options vested	—	1,439	2,711	—

Schedule of Black Scholes model for the Private Warrants
To estimate the fair value of the Private Warrants as of December 31, 2020 and September 30, 2021, the Company used a Black Scholes closed form model, which is a Level 3 fair value measurement. Significant inputs used in the Black Scholes model for the Private Warrants were as follows:

December 31, 2020 & September 30, 2021
Expected volatility	16.00%
Expected term (in years)	3.97
Risk free interest rate	1.74%
Dividend yield	0.00%
Exercise Price	$11.50
Fair value of Common Stock	$8.05
The following table summarizes the assumptions used in the valuation models to determine the fair value of awards granted to employees and non-employees
under both the 2019 Plan and the 2016 Plan:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Expected volatility	37.63 - 41.24%	36.92 - 37.70%
Expected term (in years)	6.0	6 - 6.5
Dividend yield	0%	0%
Risk free interest rate	0.30 - 1.43%	1.79 - 2.89%

Stock Based Compensation Expense Included In Condensed Consolidated Statements of Comprehensive Loss
Stock-based compensation expense is included in the Company’s Condensed Consolidated Statements of Comprehensive Loss within the following line items (in thousands):

	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Cost of revenues	$340	$339	$1,030	$1,020
General and administrative	394	350	1,200	841
Research and development	73	65	209	205
Sales and marketing	195	159	559	486

Total	$1,002	$913	$2,998	$2,552

Stock-based compensation expense is included in the Consolidated Statements of Comprehensive Loss within the following line items (in thousands):

	December 31,
	2020	2019
Cost of revenues	$1,336	$573
General and administrative	1,198	1,161
Research and development	268	87
Sales and marketing	633	444

Total	$3,435	$2,265

Restricted Stock Units [Member]
Schedule of RSUs Activity Under 2019 Plan
The following table summarizes the Company’s RSU activity:

Description	RSUs Outstanding
Balance at December 31, 2020	1,290,432
Granted	434,538
Vested	(103,622)
Forfeited	(97,835)
Expired	—

Balance at September 30, 2021	1,523,513

The following table summarizes the Company’s RSU activity under the 2019 Plan:

Description	RSUs Outstanding
Outstanding at December 31, 2019	—
Granted	1,402,312
Forfeited	(111,880)
Expired	—

Outstanding at December 31, 2020	1,290,432

Stock Option Valuation [Member]
Schedule of Black Scholes model for the Private Warrants	The following table summarizes the assumptions used in the valuation models to determine the fair value of stock options granted to employees and non-employee
directors:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Expected volatility	44.06% - 44.61%	37.63% - 41.24%
Expected term (in years)	6.0	6.0
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.70% - 1.00%	1.43% - 0.30%

2019 Plan [Member]
Schedule of Stock Option Activity Under 2019 Plan
The following table summarizes the Company’s stock option activity under the 2019 Plan:

Description	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Options Outstanding, December 31, 2020	4,260,753	$8.46	9.0	$54
Granted	1,277,771	8.03
Exercised	(4,676)	8.00
Forfeited	(350,928)	8.27
Expired	(56,517)	8.12

Options Outstanding, September 30, 2021	5,126,403	$8.37	8.6	$5

Options Vested and Exercisable, September 30, 2021	1,352,295	$8.46	8.3	$—

Options Vested and Expected to Vest, September 30, 2021	5,126,403	$8.37	8.6	$5

(1)	Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Common Stock and the exercise price of outstanding in-the-money options.

The following table summarizes the Company’s stock option activity under the 2019 Plan:

Description	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Options outstanding, December 31, 2018	—
Granted	514,710	$9.90	10.0
Forfeited	—
Expired	—

Options outstanding, December 31, 2019	514,710	$9.90	10.0
Granted	4,137,750	8.49
Forfeited	(387,186)	8.85
Expired	(4,521)	8.85
Options outstanding, December 31, 2020	4,260,753	$8.46	9.0	$54

Options vested and exercisable, December 31, 2020	1,204,863	$8.20	9.0	$54

Options vested and expected to vest, December 31, 2020	4,260,753	$8.46	9.0	$54

2016 Plan [Member]
Schedule of Stock Option Activity Under 2019 Plan
The following table summarizes the Company’s stock option activity under the 2016 Plan:

Description	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Options Outstanding, December 31, 2018	411,480	$100	8.3	$—
Granted	67,050	90
Forfeited	(32,860)	99
Expired	(8,640)	99
Cancelled	(437,030)	100

Options Outstanding, December 31, 2019	—			$—

(1)	Aggregate intrinsic value (in thousands) represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options.